UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FundX Investment Group, LLC
Address: 235 Montgomery Street, Suite 1049
         San Francisco, CA  94104-3008

13F File Number:  028-12906

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Kuan
Title:     CCO
Phone:     (415) 986-7979

Signature, Place, and Date of Signing:

 /s/     Bernardo Kuan     San Francisco, CA     October 23, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $483,883 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      334      500 SH       SOLE                      500        0        0
CLAYMORE EXCHANGE TRD FD TR    GUGG BULL 2013   18383M449    12413   479464 SH       SOLE                   479464        0        0
COSTCO WHSL CORP NEW           COM              22160K105      401     4000 SH       SOLE                     4000        0        0
GENERAL ELECTRIC CO            COM              369604103     1272    56000 SH       SOLE                    56000        0        0
HOME DEPOT INC                 COM              437076102      604    10000 SH       SOLE                    10000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109      877    26200 SH       SOLE                    26200        0        0
ISHARES TR                     S&P 100 IDX FD   464287101    52357   787795 SH       SOLE                   787795        0        0
ISHARES TR                     DJ SEL DIV INX   464287168    38801   672688 SH       SOLE                   672688        0        0
ISHARES TR                     S&P500 GRW       464287309    55871   717672 SH       SOLE                   717672        0        0
ISHARES TR                     NASDQ BIO INDX   464287556    15101   105904 SH       SOLE                   105904        0        0
ISHARES TR                     COHEN&ST RLTY    464287564      767     9850 SH       SOLE                     9850        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     2440    33000 SH       SOLE                    33000        0        0
ISHARES TR                     RUSSELL 2000     464287655     2754    33000 SH  CALL SOLE                    33000        0        0
ISHARES TR                     DJ US TELECOMM   464287713     1284    50300 SH       SOLE                    50300        0        0
ISHARES TR                     S&P SMLCP VALU   464287879     1214    15366 SH       SOLE                    15366        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    16424   155293 SH       SOLE                   155293        0        0
ISHARES TR                     HGH DIV EQT FD   46429B663    40421   663403 SH       SOLE                   663403        0        0
POWERSHARES ETF TRUST          HI YLD EQ DVDN   73935X302    10035  1037766 SH       SOLE                  1037766        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    48946   713812 SH       SOLE                   713812        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209     2170    54093 SH       SOLE                    54093        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308     1311    36591 SH       SOLE                    36591        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407     5458   116640 SH       SOLE                   116640        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803     9710   315018 SH       SOLE                   315018        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    31673   220000 SH  PUT  SOLE                   220000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     4751    33000 SH       SOLE                    33000        0        0
SPDR SERIES TRUST              S&P 500 GROWTH   78464A409      283     4200 SH       SOLE                     4200        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714     3928    62600 SH       SOLE                    62600        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888    13717   552418 SH       SOLE                   552418        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    12485   146624 SH       SOLE                   146624        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    10484   144800 SH       SOLE                   144800        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874     2987    66000 SH       SOLE                    66000        0        0
VANGUARD WORLD FD              MEGA GRWTH IND   921910816    27979   492070 SH       SOLE                   492070        0        0
WISDOMTREE TRUST               LARGECAP DIVID   97717W307    29707   543690 SH       SOLE                   543690        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406    24924   442221 SH       SOLE                   442221        0        0